SUPPLEMENTAL CASH FLOW INFORMATION - Additions to property, plant and equipment, net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Capital expenditures before proceeds on disposition	$ 2,845	$ 2,815
Proceeds on disposition	(38)	(25)
Capital expenditures	$ 2,807	$ 2,790